Treasury Stock	12 Months Ended
Dec. 31, 2024
Treasury Stock
Treasury Stock

15.  Treasury Stock

On June 10, 2022, the Company’s annual general meeting approved a share repurchase program of up to US$100 million for the next 12 months. On June 30, 2023, the Company’s annual general meeting approved to extend the share repurchase program until June 10, 2024.The share repurchase program was extended until June 26, 2025, which was approved by the Company’s annual general meeting held on June 26, 2024. As of December 31, 2024, the Company has repurchased a total of 31.1 million Class A ordinary shares on both the New York Stock Exchange and the HKEX under the program for a total consideration of US$66.5 million (RMB485.6 million), and these repurchased shares were canceled as of December 31, 2024. In addition, as of December 31, 2024, the Company has repurchased a total of 11.1 million Class A ordinary shares for a total consideration of US$17.8 million (RMB129.7 million) to be utilized upon vesting of restricted shares in future.

In addition, the Company conducted an all cash tender offer and repurchased a total of 33,016,016 Class A ordinary shares tendered (including 19,877,118 Class A ordinary shares in the form of 6,625,706 ADSs) for a total consideration of approximately US$38.5 million (RMB281.0 million). These shares were repurchased and canceled on November 8, 2024.